Note 1 - Organization and Summary of Significant Accounting Policies: Research and Development Costs (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Research and Development Costs

Research and development costs

The Company expenses costs of research and development cost as incurred. Research and development costs for the six months ended February 28, 2013 and February 29, 2012 was $52,852 and $100,585 respectively.